Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounts Receivable / Notes Receivable [Abstract]
Schedule of accounts receivable
	2018	2017
Accounts receivable	$461,482	$63,168
Less: Allowance for doubtful accounts	-	-
	$461,482	$63,168

	December 31	December 31
	2017	2016
Accounts receivable	$63,168	$2,640,359
Less: Allowance for doubtful accounts	-	-
	$63,168	$2,640,359